Total
BNY Mellon New York Tax Exempt Bond Fund, Inc.
Fund Summary
Investment Objective
The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon New York Tax Exempt Bond Fund, Inc. BNY Mellon New York Tax Exempt Bond Fund, Inc.
Management fees	0.60%
Shareholder services fees	0.05%
Miscellaneous other expenses	0.13%	[1]
Total other expenses	0.18%
Total annual fund operating expenses	0.78%
[1]	Includes interest expense in the amount of .06% in connection with inverse floater securities.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc. | USD ($)	79	248	432	965

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon New York Tax Exempt Bond Fund, Inc. | BNY Mellon New York Tax Exempt Bond Fund, Inc. | USD ($)	79	248	432	965

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7.54% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund invests at least 80% of its net assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by Insight North America LLC, the fund's sub-adviser. The fund may invest up to 20% of its net assets in municipal bonds rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the fund's sub-adviser. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

The fund's sub-adviser focuses on identifying undervalued sectors and securities. To select municipal bonds for the fund, the sub-adviser uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time.

A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the sub-adviser's strategic or structural objectives.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter Q4, 2022: 3.35% Worst Quarter Q1, 2022: -6.31% The year-to-date total return of the fund's shares as of June 30, 2023 was 3.06%.
Average Annual Total Returns (as of 12/31/22)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon New York Tax Exempt Bond Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon New York Tax Exempt Bond Fund, Inc.	(9.94%)	0.44%	1.46%
After Taxes on Distributions | BNY Mellon New York Tax Exempt Bond Fund, Inc.	(9.94%)	0.43%	1.46%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon New York Tax Exempt Bond Fund, Inc.	(4.89%)	1.00%	1.83%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes	(8.53%)	1.25%	2.13%